NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Net loss per share attributable to ordinary shareholders
NET LOSS PER SHARE

26. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Numerator:
Net loss attributable to YUNJI INC’s ordinary shareholders	(138,173)	(165,129)	(123,110)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	2,088,319,721	1,971,108,505	1,967,498,669

Denominator for diluted earnings per ordinary share	2,088,319,721	1,971,108,505	1,967,498,669

Net loss per share attributable to ordinary shareholders:
-Basic	(0.07)	(0.08)	(0.06)
-Diluted	(0.07)	(0.08)	(0.06)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

For the year ended December 31, 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect. The effects of all outstanding share options and RSUs have also been excluded from the computation of diluted loss per share for the years ended December 31, 2022, 2023 and 2024 as their effects would be anti-dilutive. For the year ended December 31, 2021, the Company had potential ordinary shares, including non-vested restricted shares, and option granted which were included in the computation of diluted EPS in 2021. As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)